Payments, by Government - 12 months ended Dec. 31, 2025 - ZAR (R) R in Thousands		Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total	[1]	R 2,298	R 1,313	R 40	R 570	R 4,221
SOUTH AFRICA
Total	[1]	2,298	969	40	522	3,830
SOUTH AFRICA | Department of Water and Sanitation [Member]
Total	[1]			33		33
SOUTH AFRICA | Mine Health and Safety Council [Member]
Total	[1]			5		5
SOUTH AFRICA | National Nuclear Regulator [Member]
Total	[1]			R 2		2
SOUTH AFRICA | South African Revenue Service (SARS) [Member]
Total	[1]	R 2,298	969			3,267
AUSTRALIA
Total	[1]		344		47	391
AUSTRALIA | Queensland Revenue Office [Member]
Total	[1]		R 344			344
AUSTRALIA | Aboriginal Development Benefits Trust [Member]
Total	[1]				19	19
AUSTRALIA | Gkuthaarn & Kukatj Aboriginal Corporation [Member]
Total	[1]				5	5
AUSTRALIA | Gulf Regional Economic Aboriginal Trust [Member]
Total	[1]				14	14
AUSTRALIA | Waanyi Joint Venture Proprietary Limited [Member]
Total	[1]				4	4
AUSTRALIA | Waanyi Native Title Aborignal Corporation [Member]
Total	[1]				R 5	R 5

[1]	When payments are made in Australian dollars they were translated into South African Rand using a weighted average exchange rate of AUD/ZAR of 1:11.52